SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION (Details) - Parent Company [Member]	6 Months Ended
Jun. 30, 2025 shares
PowerUp Class A common stock, outstanding prior to the Business Combination	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Business Combination
Business Combination Class A common stock	7,257,513
Issuance of shares related working capital agreements	3,749,984
Aspire Biopharma, Inc Shares	35,000,000
Class A and B Common Stock immediately after the Business Combination	46,007,497